Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2022
Asset retirement obligations [Abstract]
Schedule of asset retirement obligations balance
	December 31, 2022 $	December 31, 2021 $
Kingsville	3,151,875	2,671,295
Rosita	1,298,397	1,198,255
Vasquez	34,274	39,137
Centennial	168,806	168,806
Gas Hills	63,000	63,000
Ticaboo	36,000	36,000
Asset retirement obligations	4,752,352	4,176,493

Schedule of asset retirement obligations continuity
Asset retirement obligation	$
Balance, December 31, 2020	5,239,108

Accretion	400,710
Adjustments	(1,719,943)
Settlement	(11,189)
Additions from Azarga asset acquisition (Note 10)	267,807
Balance, December 31, 2021	4,176,493

Accretion	429,956
Settlement	(11,324)
Adjustments	157,227
Balance, December 31, 2022	4,752,352